Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST
Entity Central Index Key	0000102818
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014202
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.0
Trading Symbol	CAPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.0 for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Fund 1.0	$49	0.45%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Tax-Managed Growth Fund 1.0	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,452	$9,504
2/16	$9,370	$9,491
3/16	$9,940	$10,135
4/16	$10,018	$10,174
5/16	$10,150	$10,357
6/16	$10,097	$10,384
7/16	$10,513	$10,766
8/16	$10,543	$10,782
9/16	$10,503	$10,784
10/16	$10,296	$10,587
11/16	$10,718	$10,979
12/16	$10,900	$11,196
1/17	$11,077	$11,408
2/17	$11,523	$11,861
3/17	$11,544	$11,875
4/17	$11,652	$11,997
5/17	$11,790	$12,166
6/17	$11,897	$12,242
7/17	$12,117	$12,494
8/17	$12,121	$12,532
9/17	$12,425	$12,790
10/17	$12,720	$13,089
11/17	$13,156	$13,490
12/17	$13,377	$13,640
1/18	$14,264	$14,421
2/18	$13,776	$13,890
3/18	$13,320	$13,537
4/18	$13,384	$13,589
5/18	$13,735	$13,916
6/18	$13,733	$14,002
7/18	$14,236	$14,523
8/18	$14,739	$14,996
9/18	$14,779	$15,081
10/18	$13,723	$14,050
11/18	$13,951	$14,337
12/18	$12,703	$13,042
1/19	$13,720	$14,087
2/19	$14,257	$14,540
3/19	$14,473	$14,822
4/19	$15,156	$15,422
5/19	$14,000	$14,442
6/19	$14,945	$15,460
7/19	$15,254	$15,682
8/19	$14,900	$15,434
9/19	$15,115	$15,723
10/19	$15,398	$16,063
11/19	$16,070	$16,646
12/19	$16,492	$17,149
1/20	$16,460	$17,142
2/20	$15,106	$15,731
3/20	$13,257	$13,788
4/20	$15,011	$15,555
5/20	$15,875	$16,296
6/20	$16,224	$16,620
7/20	$17,134	$17,558
8/20	$18,448	$18,820
9/20	$17,787	$18,105
10/20	$17,397	$17,623
11/20	$19,511	$19,552
12/20	$20,366	$20,304
1/21	$20,137	$20,099
2/21	$20,848	$20,653
3/21	$21,443	$21,558
4/21	$22,555	$22,708
5/21	$22,657	$22,867
6/21	$23,399	$23,401
7/21	$23,861	$23,956
8/21	$24,615	$24,685
9/21	$23,314	$23,537
10/21	$24,789	$25,186
11/21	$24,506	$25,011
12/21	$25,466	$26,132
1/22	$23,893	$24,780
2/22	$23,191	$24,038
3/22	$23,913	$24,931
4/22	$21,600	$22,757
5/22	$21,455	$22,798
6/22	$19,803	$20,916
7/22	$21,659	$22,845
8/22	$20,880	$21,913
9/22	$19,027	$19,895
10/22	$20,520	$21,506
11/22	$21,693	$22,708
12/22	$20,393	$21,399
1/23	$21,650	$22,744
2/23	$21,185	$22,189
3/23	$22,089	$23,004
4/23	$22,530	$23,363
5/23	$22,641	$23,464
6/23	$24,058	$25,015
7/23	$24,906	$25,818
8/23	$24,613	$25,407
9/23	$23,493	$24,196
10/23	$23,097	$23,687
11/23	$25,192	$25,850
12/23	$26,228	$27,025
1/24	$26,875	$27,479
2/24	$28,342	$28,946
3/24	$29,160	$29,878
4/24	$27,967	$28,657
5/24	$29,437	$30,078
6/24	$30,726	$31,157
7/24	$30,804	$31,537
8/24	$31,679	$32,302
9/24	$32,079	$32,992
10/24	$31,852	$32,692
11/24	$33,677	$34,611
12/24	$32,903	$33,786
1/25	$34,095	$34,727
2/25	$33,826	$34,274
3/25	$31,621	$32,343
4/25	$31,557	$32,124
5/25	$33,474	$34,146
6/25	$35,278	$35,882
7/25	$35,943	$36,687
8/25	$36,665	$37,431
9/25	$37,578	$38,797
10/25	$38,425	$39,706
11/25	$38,558	$39,803
12/25	$38,488	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Tax-Managed Growth Fund 1.0	16.97%	13.57%	14.42%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,619,618,590
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 6,096,071
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,619,618,590
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$6,096,071

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]